Financial Risk Management - Summary of Changes in Level 3 Instruments Liabilities (Detail) - Derivative financial liabilities -Series B,D1, E and F conversion option - Level 3 of fair value hierarchy [member]
$ in Thousands
12 Months Ended
Dec. 31, 2021 SGD ($)
Disclosure of fair value measurement of liabilities [line items]
Beginning of financial year	$ 940
Fair value adjustment
- profit or loss	124,146
Conversion to ordinary shares	(125,086)
End of financial year	0
Total (gains)/losses for the period included in profit or loss for assets and liabilities held at the end of the financial year	$ 0